EQUIPMENT AND SOFTWARE, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Seamless Group Inc [Member]
Depreciation expenses	$ 367,696	$ 628,166	$ 1,066,303	$ 1,276,770